11. SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Management has evaluated events subsequent to March 31, 2016 through the date that the accompanying consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

Common Stock Sales Agreement with H.C. Wainwright

On June 28, 2016, we entered into a Common Stock Sales Agreement (the “Agreement”) with H.C. Wainwright & Co., LLC (“H.C. Wainwright”) which establishes an at-the-market equity program pursuant to which we may offer and sell shares of our common stock from time to time as set forth in the Agreement. The Agreement provides for the sale of shares of our common stock having an aggregate offering price of up to $12,500,000 (the “Shares”).

Subject to the terms and conditions set forth in the Agreement, H.C. Wainwright will use its commercially reasonable efforts consistent with its normal trading and sales practices to sell the Shares from time to time, based upon our instructions. We have provided H.C. Wainwright with customary indemnification rights, and H.C. Wainwright will be entitled to a commission at a fixed rate equal to three percent (3.0%) of the gross proceeds per Share sold. In addition, we have agreed to pay certain expenses incurred by H.C. Wainwright in connection with the Agreement, including up to $50,000 of the fees and disbursements of their counsel. The Agreement will terminate upon the sale of all of the Shares under the Agreement unless terminated earlier by either party as permitted under the Agreement.

Sales of the Shares, if any, under the Agreement shall be made in transactions that are deemed to be “at the market offerings” as defined in Rule 415 under the Securities Act, including sales made by means of ordinary brokers’ transactions, including on the Nasdaq Capital Market, at market prices or as otherwise agreed with H.C. Wainwright. We have no obligation to sell any of the Shares, and, at any time, we may suspend offers under the Agreement or terminate the Agreement.

Amendment of November 2014 Investment Documents

On June 27, 2016, we and certain investors (the “Investors”) entered into Amendments (the “Amendments”) to our November 2014 convertible notes in the original principal amount of $527,780 (the “Notes”) and Class A Common Stock Purchase Warrants to purchase an aggregate of 47,125 shares of common stock (the “Existing Warrants”) issued and sold by us to the Investors under a Subscription Agreement dated November 6, 2014. The Amendments provide that the Maturity Date (as defined in the Notes) is extended from June 1, 2016 to July 1, 2017 and that the Conversion Price (as defined in the Notes) is reduced from $5.60 per share of common stock to $5.00 per share of common stock. In addition, we reduced the purchase price (as defined in the Existing Warrants) from $8.40 per share to $5.00 per share. In connection with these modifications, each of the Investors signed a Consent and Waiver providing its consent under certain restrictive provisions, and waiving certain rights, including a right to participate in certain offerings made by us, under a Securities Purchase Agreement dated June 23, 2015, (the “2015 SPA”) to which we, the Investors and certain other investors are parties, in order to facilitate the at-the-market equity program described above.

The Amendments also increase the principal amount of the Notes to $692,811.23 (in the aggregate) to (i) include accrued and unpaid interest through June 15, 2016, and (ii) increase the principal amount by $80,000 (in the aggregate) as an extension fee for the extended maturity date of the Notes set forth above. With respect to each Note, we entered into an Allonge to Convertible Promissory Note (each, an “Allonge”) reflecting the changes in the principal amount, Maturity Date and Conversion Price of the Note.

We also issued to the Investors new warrants (the “New Warrants”) to purchase an aggregate of 30,000 shares of common stock with a Purchase Price (as defined in the New Warrants) of $5.00 per share of common sock. We issued the New Warrants in substantially the same form as the Existing Warrants, and the New Warrants will expire on November 6, 2019, the same date on which the Existing Warrants will expire.

Amendment of December 2014 Warrants

On June 27, 2016, we and certain investors (the “Unit Investors”) entered into Consent and Waiver and Amendment agreements (the “CWAs”), relating to an aggregate of 264,000 Warrants to Purchase Common Stock (the “Unit Warrants”) we had issued to the Unit Investors on December 2, 2014 pursuant to a Securities Purchase Agreement dated November 26, 2014 (the “2014 SPA”). In the CWAs, each of the Unit Investors provided its consent under certain restrictive provisions, and waived certain rights, including a right to participate in certain offerings made by us, under the 2014 SPA in order to facilitate the at-the-market equity program described above. Pursuant to the CWAs, we reduced the Exercise Price (as defined in the Unit Warrants) from $15.00 per share of common stock to $5.00 per share of common stock. At any time that the shares of common stock underlying the Unit Warrants are covered by an effective registration statement that permits the public resale of the shares, if the Unit Investors exercise the Unit Warrants, they must do so in a cash exercise, which could yield up to $1,320,000 in proceeds to us.

On June 27, 2016, each of the Unit Investors also entered into a Consent and Waiver providing its consent under certain provisions, and waiving certain rights, including a right to participate in certain offerings made by us, under the 2015 SPA in order to facilitate the at-the market equity program described above.